Trade Receivables, Net (Details) - Schedule of movement in allowance for doubtful accounts $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Movement in Allowance for Doubtful Accounts [Abstract]
Balance	$ 438
Provision during the year	247
Balance	$ 685